CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Jul. 02, 2014
Senior secured notes | Notes
Condensed Financial Statements, Captions [Line Items]
Debt, face amount	$ 150,000
The Guarantors | United States
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%
Other Subsidiaries | Bolivia, Colombia and Peru
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%